Sullivan & Worcester LLP	T 212 660 3000
1290 Avenue of the Americas	F 212 660 3001
New York, NY 10104	www.sandw.com

April 18, 2011

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust (the “Trust”)

-Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, please accept for filing the Trust’s Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A. The purpose of this filing is to update the disclosure regarding the Trust’s Met/Franklin Low Duration Total Return Portfolio and to create a stand-alone registration statement for the Met/Franklin Low Duration Total Return Portfolio for which a subsequent request for acceleration of effectiveness may be made.

The Registration Statement contains the Prospectus and Statement of Additional Information, to be dated May 1, 2011, for the Met/Franklin Low Duration Total Return Portfolio.

Any questions or comments with respect to this filing may be directed to the undersigned at (212) 660-3067.

Very truly yours,

/s/ Matthew J. Van Wormer

Enclosures

cc:	Andrew L. Gangolf, Esq.
Michael Lawlor, Esq.
David C. Mahaffey, Esq.